Risk Management - Summary of Fair Value Measurement of Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	₩ 502,829	₩ 435,107	₩ 358,559
Derivative assets	1,048,713	661,447
Financial assets at fair value through profit or loss	3,709,508	1,032,864
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	502,829	435,107
Derivative assets	1,018,024	647,783
Financial assets at fair value through profit or loss	3,709,508	1,032,864
Total	5,230,361	2,115,754
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	300,057	273,826
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	300,057	273,826
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	1,018,024	647,783
Financial assets at fair value through profit or loss	3,703,179	1,027,067
Total	4,721,203	1,674,850
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	202,772	161,281
Derivative assets	0	0
Financial assets at fair value through profit or loss	6,329	5,797
Total	₩ 209,101	₩ 167,078